SHARE BASED COMPENSATION	12 Months Ended
Dec. 31, 2017
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
SHARE BASED COMPENSATION
SHARE BASED COMPENSATION
Carry Unit Plan
Certain employees of the Company and its affiliates received awards of units in a carry unit plan of Neptune Management LP, an entity which has an ownership interest in the Company. The awards generally vest as follows: 50% on the second anniversary of June 21, 2016 for Cablevision employees or December 21, 2015 for Cequel employees ("Base Date"), 25% on the third anniversary of the Base Date, and 25% on the fourth anniversary of the Base Date.  Neptune Holding US GP LLC, the general partner of Neptune Management LP, has the right to repurchase (or to assign to an affiliate, including the Company, the right to repurchase) vested awards held by employees for sixty days following their termination.  For performance-based awards under the plan, vesting occurs upon achievement or satisfaction of a specified performance condition. The Company considered the probability of achieving the established performance targets in determining the share-based compensation with respect to these awards at the end of each reporting period. The carry unit plan has 259,442,785 units authorized for issuance, of which 211,670,834 have been issued to employees of the Company and 11,300,000 have been issued to employees of Altice N.V. and affiliated companies as of December 31, 2017.
Beginning on the fourth anniversary of the Base Date, the holders of carry units have an annual opportunity (a sixty day period determined by the administrator of the plan) to sell their units back to Neptune Holding US GP LLC (or affiliate, including the Company, designated by Neptune Holding US GP LLC). Accordingly, the carry units are presented as temporary equity on the consolidated balance sheets at fair value. Adjustments to fair value at each reporting period are recorded in paid-in capital.
The right of Neptune Holding US GP LLC to assign to an affiliate, including the Company, the right to repurchase an employee’s vested units during the sixty-day period following termination, or to satisfy its obligation to repurchase an employee’s vested units during annual 60 day periods following the fourth anniversary of the Base Date, may be exercised by Neptune Holding US GP LLC in its discretion at the time a repurchase right or obligation arises. The carry unit plan requires the purchase price payable to the employee or former employee, as the case may be, to be paid in cash, a promissory note (with a term of not more than 3 years and bearing interest at the long-term applicable federal rate under Section 1274(d) of the Internal Revenue Code) or combination thereof, in each case as determined by Neptune Holding US GP LLC in its discretion at the time of the repurchase. Neptune Holding US GP LLC expects that vested units will be redeemed for shares of the Company's Class A common stock upon vesting.
The Company measures the cost of employee services received in exchange for carry units based on the fair value of the award at grant date. In addition these units are presented as temporary equity on our consolidated balance sheet at fair value. For carry unit awards granted in 2016, an option pricing model was used which requires subjective assumptions for which changes in these assumptions could materially affect the fair value of the carry units outstanding. The time to liquidity event assumption was based on management’s judgment. The equity volatility assumption was estimated using the historical weekly volatility of publicly traded comparable companies. The risk-free rate assumed was based on the U.S. Constant Maturity Treasury Rates for a period matching the expected time to liquidity event. The discount for lack of marketability was based on Finnerty's (2012) average-strike put option model.
For carry unit awards granted in the first and second quarter of 2017, the Company estimated the grant date fair value based on the value established in the Company's IPO.
The following table summarizes activity relating to carry units:

	Number of Time Vesting Awards	Number of Performance Based Vesting Awards	Weighted Average Grant Date Fair Value
Balance, December 31, 2016	192,800,000	10,000,000	$0.37
Granted	28,025,000	—	3.14
Forfeited	(7,854,166)	—	0.37
Vested	(44,420,833)	—	0.41
Balance, December 31, 2017	168,550,001	10,000,000	0.71

The weighted average fair value per unit was $1.76 and $2.50 as of December 31, 2016 and December 31, 2017, respectively. For the years ended December 31, 2017 and 2016, the Company recognized an expense of $57,430 and $14,368, respectively, related to the push down of share-based compensation related to the carry unit plan of which approximately $55,258 and $9,849 related to units granted to employees of the Company and $2,172 and $4,519 related to employees of Altice N.V. and affiliated companies allocated to the Company.
Stock Option Plan
In connection with the Company's IPO, the Company adopted the Altice USA 2017 Long Term Incentive Plan (the "2017 LTIP"). Under the 2017 LTIP, the Company may grant awards of options, restricted shares, restricted share units, stock appreciation rights, performance stock, performance stock units and other awards. Under the 2017 LTIP, awards may be granted to officers, employees and consultants of the Company or any of its affiliates. The 2017 LTIP will be administered by the Company's Board of Directors (the "Board"), subject to the provision of the stockholders' agreement. The Board has delegated its authority to the Company's Compensation Committee. The Compensation Committee has the full power and authority to, among other things, select eligible participants, to grant awards in accordance with the 2017 LTIP, to determine the number of shares subject to each award or the cash amount payable in connection with an award and determine the terms and conditions of each award. The maximum aggregate number of shares that may be issued under the 2017 LTIP is 9,879,291. The Board has the authority to amend, suspend, or terminate the 2017 LTIP. No amendment, suspension or termination will be effective without the approval of the Company's stockholders if such approval is required under applicable laws, rules and regulations.
On December 30, 2017, the Company granted 5,110,747 nonqualified stock options under the 2017 LTIP. The stock options were granted with an exercise price of $19.48, equal to the 30 day volume weighted average of the closing price of Class A common stock as of the grant date. Certain nonqualified stock options (2,730,949 awards) will vest 100% on December 21, 2020 and 2,379,798 awards will vest 50% on the second anniversary, 25% on the third anniversary and 25% on the fourth anniversary of the date of grant, generally subject to continued employment with the Company or any of its affiliates, and expire ten years from the date of grant.
The Company calculated the fair value of each option award on the date of grant using the Black-Scholes valuation model.  The Company's computation of expected life was determined based on the simplified method (the average of the vesting period and option term) due to the Company's lack of recent historical data for similar awards.  The interest rate for periods within the contractual life of the stock option was based on interest yields for U.S. Treasury instruments in effect at the time of grant.  The Company's computation of expected volatility was based on historical volatility of its common stock and the expected volatility of comparable publicly-traded companies who granted options that had similar expected lives.
The following aggregate assumptions were used to calculate the fair values of stock option awards granted on December 30, 2017:

Risk-free interest rate	2.30%
Expected life (in years)	6.44
Dividend yield	—%
Volatility	33.95%
Grant date fair value	$8.77